CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) $ in Thousands			12 Months Ended
	Mar. 08, 2024	Jun. 22, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Total revenue from fees, net			$ 1,004,550	$ 772,814	$ 685,414
Reverse share split	0.0833	0.0054
Related Party
Total revenue from fees, net			$ 679,101	$ 622,160	$ 653,471